Document and Entity Information	Jul. 27, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001528129
Document Type	8-K
Document Period End Date	Jul. 27, 2024
Entity Registrant Name	VITAL ENERGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35380
Entity Tax Identification Number	45-3007926
Entity Address, Address Line One	521 E. Second Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74120
City Area Code	(918)
Local Phone Number	513-4570
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	VTLE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false